Commitments (Tables)	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments in operating leases
2017	$1,551,513
2018	1,735,263
2019	1,753,323
2020	1,771,545
2021	1,596,976
Thereafter	3,541,990
$11,950,610